UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.

                        THE ADVISORS' INNER CIRCLE FUND

                               (LSV LOGO OMITTED)

                         Conservative Value Equity Fund

                          ANNUAL REPORT TO SHAREHOLDERS

                                OCTOBER 31, 2008

                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                               BEFORE INVESTING.

                               (LSV LOGO OMITTED)

                  MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total net return of the LSV Conservative Value Equity Fund and the benchmark Russell 1000 Value Index for the fiscal year and since inception (March 30, 2007) as of October 31, 2008 were as follows (* denotes annualized periods):

                                     12 Months
                                       Ended        Since
                                      10/31/08   Inception*
                                     ---------   ----------
Fund:
LSV CONSERVATIVE VALUE EQUITY FUND     -38.54%     -25.18%
Benchmark:
RUSSELL 1000 VALUE INDEX               -36.80%     -22.89%

The past 18 months have been particularly challenging for our value approach to investing. When we analyze stock returns based upon deciles of expected returns as estimated by our quantitative model, we observe that in our model over the long-run (since 1969) shows a very large and positive return spread between the cheapest deciles and the most expensive deciles. In the past 18 months, however, that relationship has been reversed as stocks with higher price-to-earnings, price-to-cash flow, and price-to-book ratios have outperformed the cheaper companies we favor. The negative impact of our value tilt has been most evident within the Financials and Consumer Staples sectors. While sector exposures are constrained to +/- 4% relative to the benchmark weight, they did work against us in the trailing year, most notably, our underweight to the valuation rich Consumer Staples sector which was the best performing sector in the period (down 13%).

We have seen periods like this before in both our backtests as well as live experience managing portfolios and it is not surprising to us when we struggle in these environments. However, it has also been our observation that during the longer-tailed value recoveries our excess returns are quite substantial. We have no way of calling inflection points or the exact duration of the cycles, so we remain committed to our value approach which has delivered strong long-term results. We see no reason the same pattern will not occur again when the cycle reverts back to the long-term trend.

While we realize this has been an unsettling period for investors with no shortage of daily news to distract all of us, LSV remains focused as always on long-term portfolio positioning and model research to best serve our clients in the years to come. Both the absolute and relative valuations of the portfolio are extremely compelling as shown below. While short-term predictions are difficult to make, we do believe the patient investor will be rewarded in the coming two to three years based on these attractive valuations.

                           LSV Conservative
                             Value Equity     Russell 1000   S&P 500
Characteristic                   Fund          Value Index    Index
--------------             ----------------   ------------   -------
Price-to-Earnings Ratio           8.9x            10.2x       10.8x
Price-to-Book Ratio               1.2x             1.4x        1.9x
Price-to-Cash Flow Ratio          5.2x             5.8x        7.3x

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

THE S&P 500 INDEX CONSISTS OF 500 STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY, AND INDUSTRY GROUP REPRESENTATION. IT IS A MARKET-VALUE WEIGHTED INDEX (STOCK PRICE TIMES NUMBER OF SHARES OUTSTANDING), WITH EACH STOCK'S WEIGHT IN THE INDEX PROPORTIONATE TO ITS MARKET VALUE. THE S&P 500 INDEX IS ONE OF THE MOST WIDELY USED BENCHMARKS OF U.S. EQUITY PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV CONSERVATIVE VALUE EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

                              (PERFORMANCE GRAPH)



  Total Return for the Periods
   Ended October 31, 2008(1)
-------------------------------
One Year         Annualized
 Return    Inception to Date(2)
--------   --------------------
(38.54)%          (25.18)%

             LSV Conservative    Russell 1000
            Value Equity Fund   Value Index(3)
            -----------------   --------------
3/30/07          $10,000            $10,000
10/31/07          10,270             10,468
10/31/08           6,312              6,616

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  The LSV Conservative Value Equity Fund commenced operations on March 30,
     2007.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

October 31, 2008

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financials                   24.6%
Energy                       17.0%
Health Care                  12.0%
Consumer Discretionary        9.6%
Industrials                   9.5%
Telecommunication Services    6.3%
Consumer Staples              6.2%
Utilities                     5.3%
Information Technology        4.4%
Materials                     4.0%
Repurchase Agreement          1.1%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE VALUE                                                   Value
EQUITY FUND                                                  Shares      (000)
--------------------------------------------------------   ---------   ---------
COMMON STOCK (98.7%)
AEROSPACE & DEFENSE (2.8%)
   Boeing                                                     16,800   $     878
   General Dynamics                                           13,600         820
   Northrop Grumman                                           15,600         732
   Tyco International                                         29,500         746
   United Technologies                                        26,200       1,440
                                                                       ---------
                                                                           4,616
                                                                       ---------
AGRICULTURAL OPERATIONS (0.4%)
   Archer-Daniels-Midland                                     28,400         589
                                                                       ---------
AGRICULTURAL PRODUCTS (0.2%)
   Corn Products International                                12,000         292
                                                                       ---------
AIRCRAFT (0.7%)
   Honeywell International                                    14,300         436
   Lockheed Martin                                             8,000         680
                                                                       ---------
                                                                           1,116
                                                                       ---------
APPAREL RETAIL (0.6%)
   Gap                                                        77,200         999
                                                                       ---------
APPAREL/TEXTILES (0.0%)
   Liz Claiborne                                                 600           5
                                                                       ---------
ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   Ameriprise Financial                                       14,600         315
   Bank of New York Mellon                                    33,700       1,099
                                                                       ---------
                                                                           1,414
                                                                       ---------

                                                                         Value
                                                             Shares      (000)
                                                           ---------   ---------
AUTOMOTIVE (0.2%)
   Cooper Tire & Rubber                                       34,900   $     266
   Lear*                                                      29,700          60
   TRW Automotive Holdings*                                    3,000          19
                                                                       ---------
                                                                             345
                                                                       ---------
AUTOPARTS (0.2%)
   ArvinMeritor                                               45,600         270
                                                                       ---------
BANKS (9.3%)
   Bank of America                                           156,200       3,775
   Colonial BancGroup                                         54,600         222
   Comerica                                                   10,600         292
   First Horizon National                                      4,019          48
   JPMorgan Chase                                            100,600       4,150
   Keycorp                                                    32,200         394
   National City                                               8,200          22
   Regions Financial                                         109,300       1,212
   SunTrust Banks                                             13,100         526
   US Bancorp                                                 26,600         793
   Wachovia                                                   72,200         463
   Wells Fargo                                                68,300       2,325
   Zions Bancorporation                                       28,000       1,067
                                                                       ---------
                                                                          15,289
                                                                       ---------
BIOTECHNOLOGY (1.6%)
   Amgen*                                                     44,400       2,659
                                                                       ---------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.6%)
   CBS, Cl B                                                  98,300         954
                                                                       ---------
BUILDING & CONSTRUCTION (0.1%)
   Lennox International                                        7,000         209
                                                                       ---------
CHEMICALS (2.3%)
   Dow Chemical                                               61,000       1,627
   Eastman Chemical                                           10,500         424
   EI Du Pont de Nemours                                      16,200         518
   Lubrizol                                                    6,500         244
   PPG Industries                                             14,400         714
   RPM International                                          12,300         175
                                                                       ---------
                                                                           3,702
                                                                       ---------
COMMERCIAL PRINTING (0.3%)
   RR Donnelley & Sons                                        30,100         499
                                                                       ---------
COMPUTER & ELECTRONICS RETAIL (0.7%)
   Best Buy                                                   17,500         469
   RadioShack                                                 53,300         675
                                                                       ---------
                                                                           1,144
                                                                       ---------
COMPUTERS & SERVICES (1.7%)
   Computer Sciences*                                         31,000         935
   Hewlett-Packard                                             4,000         153
   International Business Machines                             8,200         763
   Seagate Technology                                         69,300         469
   Sun Microsystems*                                          67,400         310
   Symantec*                                                   9,300         117
                                                                       ---------
                                                                           2,747
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

LSV CONSERVATIVE VALUE                                                   Value
EQUITY FUND                                                  Shares      (000)
--------------------------------------------------------   ---------   ---------
CONSUMER DISCRETIONARY (2.4%)
   Kimberly-Clark                                             14,000   $     858
   Procter & Gamble                                           47,300       3,053
                                                                       ---------
                                                                           3,911
                                                                       ---------
CONSUMER PRODUCTS (1.0%)
   Brunswick                                                   4,500          15
   Hasbro                                                     12,200         355
   Mattel                                                     41,900         629
   Polaris Industries                                         19,300         650
                                                                       ---------
                                                                           1,649
                                                                       ---------
DISTRIBUTORS (0.4%)
   Genuine Parts                                              17,200         677
                                                                       ---------
DIVERSIFIED METALS & MINING (0.2%)
   Freeport-McMoRan Copper & Gold                              8,800         256
                                                                       ---------
DIVERSIFIED REITS (0.2%)
   Liberty Property Trust                                     14,800         353
                                                                       ---------
ELECTRICAL SERVICES (7.9%)
   Alliant Energy                                             25,800         758
   American Electric Power                                    21,200         692
   DTE Energy                                                 20,700         731
   Duke Energy                                               114,700       1,879
   Edison International                                       24,900         886
   General Electric                                          302,700       5,906
   NiSource                                                    2,900          37
   OGE Energy                                                    900          24
   Pinnacle West Capital                                      25,300         801
   Puget Energy                                               11,000         258
   SCANA                                                      14,300         470
   Xcel Energy                                                32,600         568
                                                                       ---------
                                                                          13,010
                                                                       ---------
FINANCIAL SERVICES (4.3%)
   Capital One Financial                                      39,200       1,534
   CIT Group                                                  18,200          75
   Citigroup                                                 204,200       2,787
   Discover Financial Services                                 3,600          44
   GFI Group                                                  54,800         176
   Goldman Sachs Group                                        12,600       1,165
   Morgan Stanley                                             72,800       1,272
                                                                       ---------
                                                                           7,053
                                                                       ---------
FOOD, BEVERAGE & TOBACCO (1.8%)
   Coca-Cola Enterprises                                      10,200         102
   ConAgra Foods                                              24,000         418
   Pepsi Bottling Group                                       41,300         955
   Philip Morris International                                 9,200         400
   Sara Lee                                                   68,500         766
   Supervalu                                                  19,300         275
   Universal                                                   2,400          95
                                                                       ---------
                                                                           3,011
                                                                       ---------

                                                                         Value
                                                             Shares      (000)
                                                           ---------   ---------
GAS/NATURAL GAS (1.0%)
   Atmos Energy                                               30,700   $     745
   Nicor                                                      17,600         813
                                                                       ---------
                                                                           1,558
                                                                       ---------
GENERAL MERCHANDISE STORES (0.5%)
   Family Dollar Stores                                       30,100         810
                                                                       ---------
HOUSEHOLD PRODUCTS (0.0%)
   Valspar                                                       700          14
                                                                       ---------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (1.1%)
   Ethan Allen Interiors                                      17,100         306
   Leggett & Platt                                            46,000         799
   Whirlpool                                                  15,700         732
                                                                       ---------
                                                                           1,837
                                                                       ---------
INSURANCE (7.0%)
   ACE                                                        15,500         889
   Allstate                                                   50,400       1,330
   American International Group                               97,200         186
   Aspen Insurance Holdings                                   18,800         432
   Assurant                                                   16,000         408
   Chubb                                                      42,800       2,218
   Cigna                                                       3,100          50
   Cincinnati Financial                                       28,000         728
   Genworth Financial, Cl A                                   43,900         212
   Hartford Financial Services Group                          13,700         141
   Lincoln National                                            8,800         152
   MBIA                                                       16,500         162
   MetLife                                                    16,400         545
   Nationwide Financial Services, Cl A                        14,100         667
   Prudential Financial                                       21,000         630
   Torchmark                                                  12,900         539
   Travelers                                                  34,200       1,455
   Unum Group                                                 40,200         633
   XL Capital, Cl A                                           18,700         181
                                                                       ---------
                                                                          11,558
                                                                       ---------
MACHINERY (1.7%)
   Black & Decker                                              7,300         370
   Caterpillar                                                16,800         641
   Eaton                                                       9,000         401
   Illinois Tool Works                                        20,900         698
   Ingersoll-Rand, Cl A                                        7,500         138
   Parker Hannifin                                            14,100         547
                                                                       ---------
                                                                           2,795
                                                                       ---------
MORTGAGE REITS (0.2%)
   Annaly Capital Management                                  27,100         377
   RAIT Financial Trust                                        6,600          25
                                                                       ---------
                                                                             402
                                                                       ---------
MOTORCYCLE MANUFACTURERS (0.3%)
   Harley-Davidson                                            22,900         561
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

LSV CONSERVATIVE VALUE                                                   Value
EQUITY FUND                                                  Shares      (000)
--------------------------------------------------------   ---------   ---------
MULTIMEDIA (1.5%)
   Time Warner                                               191,200   $   1,929
   Walt Disney                                                22,800         591
                                                                       ---------
                                                                           2,520
                                                                       ---------
OFFICE ELECTRONICS (0.7%)
   Xerox                                                     148,800       1,193
                                                                       ---------
OFFICE EQUIPMENT (0.5%)
   3M                                                          3,300         212
   HNI                                                        15,300         280
   Steelcase, Cl A                                            33,600         313
                                                                       ---------
                                                                             805
                                                                       ---------
OFFICE REITS (0.3%)
   Duke Realty                                                33,400         471
                                                                       ---------
OIL & GAS EQUIPMENT & SERVICES (0.4%)
   Tidewater                                                  16,700         728
                                                                       ---------
OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   Overseas Shipholding Group                                  8,200         308
                                                                       ---------
PAPER & PAPER PRODUCTS (0.6%)
   International Paper                                        58,400       1,006
                                                                       ---------
PAPER PACKAGING (0.0%)
   Sonoco Products                                             1,600          40
                                                                       ---------
PETROLEUM & FUEL PRODUCTS (15.5%)
   Anadarko Petroleum                                         14,900         526
   Apache                                                     19,000       1,564
   Chevron                                                    75,300       5,617
   Cimarex Energy                                             11,800         478
   ConocoPhillips                                             69,800       3,631
   Exxon Mobil                                               146,300      10,844
   Marathon Oil                                               37,700       1,097
   Occidental Petroleum                                       12,600         700
   Patterson-UTI Energy                                       31,000         411
   Sunoco                                                      7,500         229
   Tesoro                                                      4,400          43
   Valero Energy                                              14,300         294
                                                                       ---------
                                                                          25,434
                                                                       ---------
PETROLEUM REFINING (0.8%)
   Devon Energy                                               17,100       1,383
                                                                       ---------
PHARMACEUTICALS (10.3%)
   Bristol-Myers Squibb                                       50,700       1,042
   Eli Lilly                                                  55,500       1,877
   Forest Laboratories*                                       13,200         307
   Johnson & Johnson                                          52,600       3,227
   King Pharmaceuticals*                                      10,000          88
   Merck                                                      71,200       2,204
   Pfizer                                                    308,100       5,456
   Watson Pharmaceuticals*                                    18,700         489
   Wyeth                                                      71,200       2,291
                                                                       ---------
                                                                          16,981
                                                                       ---------

                                                                         Value
                                                             Shares      (000)
                                                           ---------   ---------
PRINTING & PUBLISHING (0.3%)
   Gannett                                                     7,300   $      80
   Lexmark International, Cl A*                               17,800         460
                                                                       ---------
                                                                             540
                                                                       ---------
REINSURANCE (1.2%)
   Everest Re Group                                            7,900         590
   IPC Holdings                                               25,900         715
   Montpelier Re Holdings                                     39,600         567
   Reinsurance Group of America, Cl A                          2,900         108
                                                                       ---------
                                                                           1,980
                                                                       ---------
RETAIL (3.4%)
   Brinker International                                      19,900         185
   CBRL Group                                                 11,000         219
   Darden Restaurants                                         13,100         291
   Home Depot                                                 67,900       1,602
   Kroger                                                     29,400         807
   Limited Brands                                             38,800         465
   Macy's                                                     27,600         339
   Ruby Tuesday*                                               5,800          14
   Safeway                                                    46,600         991
   Wal-Mart Stores                                            10,800         603
                                                                       ---------
                                                                           5,516
                                                                       ---------
RETAIL REITS (0.3%)
   National Retail Properties                                 30,600         546
                                                                       ---------
SECURITIES BROKERAGE/DEALERS (0.3%)
   Merrill Lynch                                              27,500         511
                                                                       ---------
SEMI-CONDUCTORS/INSTRUMENTS (1.7%)
   Integrated Device Technology*                              72,400         460
   Intel                                                      37,300         597
   Molex                                                      20,400         294
   Texas Instruments                                          43,100         843
   Tyco Electronics                                           30,500         593
                                                                       ---------
                                                                           2,787
                                                                       ---------
SPECIALIZED REITS (0.4%)
   Hospitality Properties Trust                               25,100         255
   Sunstone Hotel Investors                                   60,400         395
                                                                       ---------
                                                                             650
                                                                       ---------
SPECIALTY CHEMICALS (0.3%)
   Sherwin-Williams                                            8,400         478
                                                                       ---------
STEEL & STEEL WORKS (1.2%)
   Alcoa                                                      40,500         466
   Nucor                                                      21,400         867
   Worthington Industries                                     47,700         576
                                                                       ---------
                                                                           1,909
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2008

                                                             Shares
                                                             /Face
LSV CONSERVATIVE VALUE                                       Amount      Value
EQUITY FUND                                                  (000)       (000)
--------------------------------------------------------   ---------   ---------
TELEPHONES & TELECOMMUNICATIONS (6.2%)
   AT&T                                                      240,500   $   6,438
   Verizon Communications                                    128,900       3,825
                                                                       ---------
                                                                          10,263
                                                                       ---------
TOTAL COMMON STOCK
   (Cost $252,025)                                                       162,353
                                                                       ---------
REPURCHASE AGREEMENT (1.1%)
   Morgan Stanley
      0.750%, dated 10/31/08, to be repurchased on
      11/03/08, repurchase price $1,816,822
      (collateralized by a U.S. Treasury Bond, par value
      $1,370,591, 8.500%, 02/15/20; with total market
      value of $1,853,046)                                 $   1,817       1,817
                                                                       ---------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,817)                                                           1,817
                                                                       ---------
TOTAL INVESTMENTS (99.8%)
   (Cost $253,842)                                                     $ 164,170
                                                                       =========

     PERCENTAGES ARE BASED ON NET ASSETS OF $164,476 (000).

*    NON-INCOME PRODUCING SECURITY.

CL   CLASS

REIT REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2008

                                                                LSV CONSERVATIVE
                                                               VALUE EQUITY FUND
                                                               -----------------
Assets:
   Investments at Value (Cost $253,842) .......................   $   164,170
   Dividend and Interest Receivable ...........................           447
   Receivable for Capital Shares Sold .........................             6
   Prepaid Expenses ...........................................            10
                                                                  -----------
      Total Assets ............................................       164,633
                                                                  -----------
Liabilities:
   Payable due for Capital Shares Redeemed ....................            94
   Payable due to Investment Advisor ..........................            29
   Payable due to Administrator ...............................             9
   Payable due for Trustee's Fees .............................             1
   Other Accrued Expenses .....................................            24
                                                                  -----------
      Total Liabilities .......................................           157
                                                                  -----------
   Net Assets .................................................   $   164,476
                                                                  ===========
Net Assets Consist of:
   Paid-in Capital ............................................   $   254,869
   Undistributed Net Investment Income ........................         4,356
   Accumulated Net Realized Loss on Investments ...............        (5,077)
   Net Unrealized Depreciation on Investments .................       (89,672)
                                                                  -----------
   Net Assets .................................................   $   164,476
                                                                  ===========
Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited
      authorization -- no par value)                               26,317,529(1)
                                                                  -----------
Net Asset Value, Offering and Redemption Price Per Share ......   $      6.25
                                                                  ===========

(1) Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the year ended October 31, 2008

                                                                LSV CONSERVATIVE
                                                               VALUE EQUITY FUND
                                                               -----------------
Investment Income:
   Dividends Income ........................................       $  5,708
   Interest ................................................             70
                                                                   --------
      Total Investment Income ..............................          5,778
                                                                   --------
Expenses:
   Investment Advisory Fees ................................            676
   Administration Fees .....................................             99
   Trustees' Fees ..........................................              2
   Chief Compliance Officer Fees ...........................              1
   Transfer Agent Fees .....................................             34
   Printing Fees ...........................................             20
   Registration and Filing Fees ............................             17
   Custodian Fees ..........................................             13
   Professional Fees .......................................              9
   Offering Costs ..........................................              8
   Insurance and Other Fees ................................              4
                                                                   --------
   Total Expenses ..........................................            883
Less: Waiver of Investment Advisory Fees ...................           (260)
                                                                   --------
Net Expenses ...............................................            623
                                                                   --------
         Net Investment Income .............................          5,155
                                                                   --------
Net Realized Loss on Investments ...........................         (4,970)
Net Change in Unrealized Appreciation (Depreciation) on
   Investments..............................................        (87,587)
                                                                   --------
      Net Realized and Unrealized Loss on Investments ......        (92,557)
                                                                   --------
Net Decrease in Net Assets Resulting From Operations .......       $(87,402)
                                                                   ========

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the year or period ended October 31,

                                                                                   LSV CONSERVATIVE
                                                                                  VALUE EQUITY FUND
                                                                                 -------------------
                                                                                   2008      2007(1)
                                                                                 --------   --------
Operations:
   Net Investment Income .....................................................   $  5,155   $    824
   Net Realized Gain/(Loss) on Investments ...................................     (4,970)       117
   Net Change in Unrealized Appreciation (Depreciation) on Investments .......    (87,587)    (2,085)
                                                                                 --------   --------
      Net Decrease in Net Assets Resulting From Operations ...................    (87,402)    (1,144)
                                                                                 --------   --------
Dividends and Distributions:
   Net Investment Income .....................................................     (1,660)        --
   Net Realized Gain .........................................................       (187)        --
                                                                                 --------   --------
         Total Dividends and Distributions ...................................     (1,847)        --
                                                                                 --------   --------
Capital Share Transactions:
   Issued ....................................................................    145,902    147,537(2)
   In Lieu of Dividends and Distributions ....................................      1,841         --
   Redeemed ..................................................................    (35,620)    (4,791)
                                                                                 --------   --------
      Net Increase in Net Assets Derived From Capital Share Transactions .....    112,123    142,746
                                                                                 --------   --------
         Total Increase in Net Assets ........................................     22,874    141,602
                                                                                 --------   --------
Net Assets:
   Beginning of Year/Period ..................................................    141,602         --
                                                                                 --------   --------
   End of Year/Period (including undistributed net investment income of $4,356
      and $830, respectively) ................................................   $164,476   $141,602
                                                                                 ========   ========
Shares Transactions:
   Issued ....................................................................     16,694     14,256(2)
   In Lieu of Dividends and Distributions ....................................        193         --
   Redeemed ..................................................................     (4,363)      (462)
                                                                                 --------   --------
      Net Increase in Shares Outstanding from Share Transactions .............     12,524     13,794
                                                                                 ========   ========

(1)  Commenced operations on March 30, 2007.

(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are $0 or zero shares or have been rounded to $0 or zero shares.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period

For the Years ended October 31,

           Net                   Realized and                 Dividends
          Asset                   Unrealized                    from      Distributions       Total
          Value         Net          Gains         Total         Net           from         Dividends
        Beginning   Investment    (Losses) on      from      Investment      Realized          and
        of Period   Income (1)    Investments   Operations     Income         Gains       Distributions
        ---------   ----------   ------------   ----------   ----------   -------------   -------------
LSV CONSERVATIVE VALUE EQUITY FUND
2008      $10.27       $0.26        $(4.19)       $(3.93)      $(0.08)        $(0.01)        $(0.09)
2007*      10.00        0.14          0.13++        0.27           --             --             --

                                                           Ratio         Ratio
           Net                   Net                    of Expenses     of Net
          Asset                 Assets       Ratio       to Average   Investment
          Value                  End      of Expenses    Net Assets     Income     Portfolio
           End       Total    of Period    to Average    (Excluding   to Average    Turnover
        of Period   Return+     (000)      Net Assets     Waivers)    Net Assets      Rate
        ---------   -------   ---------   -----------   -----------   ----------   ---------
LSV CONSERVATIVE VALUE EQUITY FUND
2008      $ 6.25    (38.54)%   $164,476       0.35%        0.50%         2.89%         21%
2007*      10.27      2.70      141,602       0.35         0.60          2.27           8

* Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)  Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 34 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2008, there were no fair valued securities.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 4 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, were amortized to expense over twelve months. As of October 31, 2008, all of the offering costs have been fully amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds (the "Funds") and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and .035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2008, were as follows
(000):

PURCHASES
   U.S. Government ..........................   $     --
   Other ....................................    150,699

SALES
   U.S. Government ..........................   $     --
   Other ....................................     36,490

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise.

NOTES TO FINANCIAL STATEMENTS

October 31, 2008

Accordingly, the following permanent differences, primarily attributable to distribution reclasses and REIT adjustments, have been reclassified to (from) the following accounts (000):

     INCREASE         DECREASE
UNDISTRIBUTED NET   ACCUMULATED
    INVESTMENT        REALIZED
      INCOME            GAIN
-----------------   -----------
       $31             $(31)

The tax character of dividends and distributions declared during the years ended October 31, 2008 and 2007 was as follows (000):

       ORDINARY INCOME
       ---------------
2008        $1,847
2007            --

As of October 31, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income   $  4,347
Capital Loss Carryforward         (4,973)
Unrealized Depreciation          (89,767)
                                --------
Total Accumulated Losses        $(90,393)
                                ========

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum of eight years and applied against future capital gains as follows (000):

 EXPIRES   TOTAL CAPITAL LOSS
10/31/16   CARRYFORWARDS 2008
--------   ------------------
 $4,973          $4,973

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2008, were as follows (000):

            AGGREGATED     AGGREGATED
               GROSS          GROSS           NET
 FEDERAL    UNREALIZED     UNREALIZED     UNREALIZED
TAX COST   APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$253,937      $1,768        $(91,535)      $(89,767)

8. OTHER:

At October 31, 2008, 53% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFER OF SECURITIES:

During the year ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

TRANSACTION DATE   SHARES ISSUED      VALUE
----------------   -------------   ----------
03/30/07              928,631      $9,286,311

10. ACCOUNTING PRONOUNCEMENT:

In September 2006, The Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
LSV Conservative Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Value Equity Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2008, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and the period March 30, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and the period March 30, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 19, 2008

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund`s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return --the account values shown do not apply to your specific investment.

                                     Beginning     Ending                 Expenses
                                      Account     Account    Annualized     Paid
                                       Value       Value       Expense     During
                                       5/1/08     10/31/08     Ratios      Period*
                                     ---------   ---------   ----------   --------
LSV CONSERVATIVE VALUE EQUITY FUND
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00   $  691.40   0.35%        $1.49

HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00   $1,023.38   0.35%        $1.78

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Portfolio as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of October 31, 2008.

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN THE
                                                                                ADVISORS'
                                      TERM OF                                 INNER CIRCLE
       NAME,         POSITION(S)    OFFICE AND                                   FUND
     ADDRESS,         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST   TIME SERVED(2)      DURING PAST 5 YEARS     BOARD MEMBER          HELD BY BOARD MEMBER(3)
------------------  ------------  --------------  --------------------------  ------------  --------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.           Chairman      (Since 1991)    Currently performs various       34       Trustee of The Advisors' Inner
NESHER              of the Board                  services on behalf of SEI                 Circle Fund II, Bishop Street Funds,
62 yrs. old         of Trustees                   Investments for which                     SEI Asset Allocation Trust, SEI
                                                  Mr. Nesher is compensated.                Daily Income Trust, SEI Institutional
                                                                                            International Trust, SEI Institutional
                                                                                            Investments Trust, SEI Institutional
                                                                                            Managed Trust, SEI Liquid Asset
                                                                                            Trust, SEI Tax Exempt Trust, and
                                                                                            SEI Alpha Strategy Portfolios, L.P.,
                                                                                            Director of SEI Global Master Fund,
                                                                                            plc, SEI Global Assets Fund, plc,
                                                                                            SEI Global Investments Fund, plc,
                                                                                            SEI Investments Global, Limited,
                                                                                            SEI Investments -- Global Fund
                                                                                            Services, Limited, SEI Investments
                                                                                            (Europe), Limited, SEI Investments
                                                                                            -- Unit Trust Management (UK),
                                                                                            Limited, SEI Global Nominee Ltd.,
                                                                                            SEI Opportunity Fund, L.P., SEI
                                                                                            Structured Credit Fund, L.P., and
                                                                                            SEI Multi-Strategy Funds plc.

WILLIAM M.          Trustee       (Since 1992)    Self-employed consultant         34       Trustee of The Advisors' Inner
DORAN                                             since 2003. Partner,                      Circle Fund II, Bishop Street Funds,
1701 Market Street                                Morgan, Lewis & Bockius                   SEI Asset Allocation Trust, SEI
Philadelphia,                                     LLP (law firm) from 1976                  Daily Income Trust, SEI Institutional
PA 19103                                          to 2003, counsel to the                   International Trust, SEI Institutional
68 yrs. old                                       Trust, SEI, SIMC, the                     Investments Trust, SEI Institutional
                                                  Administrator and the                     Managed Trust, SEI Liquid Asset
                                                  Distributor. Secretary of                 Trust, SEI Tax Exempt Trust, and
                                                  SEI since 1978.                           SEI Alpha Strategy Portfolios, L.P.,
                                                                                            Director of SEI since 1974. Director
                                                                                            of the Distributor since 2003.
                                                                                            Director of SEI Investments --
                                                                                            Global Fund Services, Limited,
                                                                                            SEI Investments Global, Limited,
                                                                                            SEI Investments (Europe), Limited,
                                                                                            SEI Investments (Asia), Limited and
                                                                                            SEI Asset Korea Co., Ltd.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN THE
                                                                                ADVISORS'
                                      TERM OF                                 INNER CIRCLE
       NAME,         POSITION(S)    OFFICE AND                                   FUND
     ADDRESS,         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST   TIME SERVED(2)      DURING PAST 5 YEARS     BOARD MEMBER          HELD BY BOARD MEMBER(3)
------------------  ------------  --------------  --------------------------  ------------  --------------------------------------
INDEPENDENT
BOARD MEMBERS
JAMES M.            Trustee       (Since 1994)    Attorney, sole                   34       Trustee of The Advisors' Inner
STOREY                                            practitioner since 1994.                  Circle Fund II, Bishop Street Funds,
77 yrs. old                                       Partner, Dechert Price &                  Massachusetts Health and
                                                  Rhoads, September                         Education Tax-Exempt Trust, U.S.
                                                  1987-December 1993.                       Charitable Gift Trust, SEI Asset
                                                                                            Allocation Trust, SEI Daily Income
                                                                                            Trust, SEI Institutional International
                                                                                            Trust, SEI Institutional Investments
                                                                                            Trust, SEI Institutional Managed
                                                                                            Trust, SEI Liquid Asset Trust, SEI
                                                                                            Tax Exempt Trust, and SEI Alpha
                                                                                            Strategy Portfolios, L.P.

GEORGE J.           Trustee       (Since 1999)    Self-Employed Consultant,        34       Trustee of The Advisors' Inner
SULLIVAN, JR.                                     Newfound Consultants Inc.                 Circle Fund II, Bishop Street Funds,
65 yrs. old                                       since April 1997.                         State Street Navigator Securities
                                                                                            Lending Trust, SEI Asset Allocation
                                                                                            Trust, SEI Daily Income Trust, SEI
                                                                                            Institutional International Trust, SEI
                                                                                            Institutional Investments Trust, SEI
                                                                                            Institutional Managed Trust, SEI
                                                                                            Liquid Asset Trust, SEI Tax Exempt
                                                                                            Trust, and SEI Alpha Strategy
                                                                                            Portfolios, L.P., Director of SEI
                                                                                            Opportunity Fund, L.P., and SEI
                                                                                            Structured Credit Fund, L.P.

BETTY L.            Trustee       (Since 2005)    Vice President Compliance,       34       Trustee of The Advisors' Inner Circle
KRIKORIAN                                         AARP Financial Inc. since                 Fund II and Bishop Street Funds.
65 yrs. old                                       September 2008.
                                                  Self-Employed Legal and
                                                  Financial Services
                                                  Consultant since 2003.
                                                  In-house Counsel, State
                                                  Street Bank Global
                                                  Securities and Cash
                                                  Operations from 1995 to
                                                  2003.

CHARLES E.          Trustee       (Since 2005)    Self-Employed Business           34       Director, Crown Pacific, Inc. and
CARLBOM                                           Consultant, Business                      Trustee of The Advisors' Inner Circle
74 yrs. old                                       Project Inc. since 1997.                  Fund II and Bishop Street Funds.
                                                  CEO and President, United
                                                  Grocers Inc. from 1997 to
                                                  2000.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN THE
                                                                                ADVISORS'
                                                                              INNER CIRCLE
                                      TERM OF                                    FUND
       NAME,         POSITION(S)    OFFICE AND                                 OVERSEEN BY
     ADDRESS,         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)   BOARD MEMBER            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST   TIME SERVED(2)      DURING PAST 5 YEARS       /OFFICER        HELD BY BOARD MEMBER OFFICER(3)
------------------  ------------  --------------  --------------------------  ------------  --------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A.         Trustee       (Since 2005)    Private Investor since           34       Trustee of The Advisors' Inner
JOHNSON                                           1994.                                     Circle Fund II, Bishop Street Funds,
66 yrs. old                                                                                 SEI Asset Allocation Trust, SEI
                                                                                            Daily Income Trust, SEI Institutional
                                                                                            International Trust, SEI Institutional
                                                                                            Investments Trust, SEI Institutional
                                                                                            Managed Trust, SEI Liquid Asset
                                                                                            Trust, SEI Tax Exempt Trust, and
                                                                                            SEI Alpha Strategy Portfolios, L.P.

JOHN K.             Trustee       (Since 2008)    CEO, Office of Finance,          34       Director of Federal Home Loan
DARR                                              FHL Banks from 1992 to                    Bank of Pittsburgh and Manna, Inc.
64 yrs. old                                       2007.                                     and Trustee of The Advisors' Inner
                                                                                            Circle Fund II and Bishop Street
                                                                                            Funds.

OFFICERS
PHILIP T.           President     (Since 2008)    Managing Director of SEI         N/A                     N/A
MASTERSON                                         Investments since 2006.
44 yrs. old                                       Vice President and
                                                  Assistant Secretary of the
                                                  Administrator from 2004 to
                                                  2006. General Counsel of
                                                  Citco Mutual Fund Services
                                                  from 2003 to 2004. Vice
                                                  President and Associate
                                                  Counsel for the
                                                  Oppenheimer Funds from
                                                  2001 to 2003.

MICHAEL             Treasurer,    (Since 2005)    Director, SEI Investments,       N/A                     N/A
LAWSON              Controller                    Fund Accounting since July
48 yrs. old          and Chief                    2005. Manager, SEI
                     Financial                    Investments, Fund
                      Officer                     Accounting from April 1995
                                                  to February 1998 and
                                                  November 1998 to July
                                                  2005.

RUSSELL                Chief      (Since 2006)    Director of Investment           N/A                     N/A
EMERY               Compliance                    Product Management and
45 yrs. old                                       Investments since February
                                                  2003. Senior Investment
                                                  Analyst, Equity team at
                                                  SEI Investments from March
                                                  2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                NUMBER OF
                                                                               PORTFOLIOS
                                                                                 IN THE
                                                                                ADVISORS'
                                      TERM OF                                 INNER CIRCLE
       NAME,         POSITION(S)    OFFICE AND                                   FUND
     ADDRESS,         HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY            OTHER DIRECTORSHIPS
      AGE(1)          THE TRUST     TIME SERVED       DURING PAST 5 YEARS        OFFICER             HELD BY BOARD OFFICER
------------------  ------------  --------------  --------------------------  ------------  --------------------------------------
OFFICERS (CONTINUED)
JOSEPH M.           Vice          (Since 2007)    Corporate Counsel of SEI         N/A                       N/A
GALLO               President                     since 2007; Associate
35 yrs. old         and                           Counsel, ICMA Retirement
                    Secretary                     Corporation 2004- 2007;
                                                  Federal Investigator, U.S.
                                                  Department of Labor
                                                  2002-2004; U.S. Securities
                                                  and Exchange
                                                  Commission-Division of
                                                  Investment Management,
                                                  2003.

CAROLYN F.          Vice          (Since 2007)    Corporate Counsel of SEI         N/A                       N/A
MEAD                President                     since 2007; Associate,
51 yrs. old         and                           Stradley, Ronon, Stevens &
                    Assistant                     Young 2004-2007; Counsel,
                    Secretary                     ING Variable Annuities,
                                                  1999-2002.

JAMES               Vice          (Since 2004)    Employed by SEI                  N/A                       N/A
NDIAYE              President                     Investments Company since
40 yrs. old         and                           2004. Vice President,
                    Assistant                     Deutsche Asset Management
                    Secretary                     from 2003-2004. Associate,
                                                  Morgan, Lewis & Bockius
                                                  LLP from 2000-2003.
                                                  Counsel, Assistant Vice
                                                  President, ING Variable
                                                  Annuities Group from
                                                  1999-2000.

TIMOTHY D.          Vice          (Since 2000)    General Counsel, Vice            N/A                       N/A
BARTO               President                     President and Secretary of
40 yrs. old         and                           SEI Investments Global
                    Assistant                     Funds Services since 1999;
                    Secretary                     Associate, Dechert (law
                                                  firm) from 1997-1999;
                                                  Associate, Richter, Miller
                                                  & Finn (law firm) from
                                                  1994-1997.

ANDREW S.           AML Officer   (Since 2008)    Compliance Officer and           N/A                       N/A
DECKER                                            Product Manager, SEI,
45 yrs. old                                       2005-2008. Vice President,
                                                  Old Mutual Capital,
                                                  2000-2005. Operations
                                                  Director, Prudential
                                                  Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                       LSV CONSERVATIVE VALUE EQUITY FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2008, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                               QUALIFYING FOR
                                                  CORPORATE
  LONG TERM       ORDINARY                        DIVIDENDS     QUALIFYING      INTEREST      SHORT-TERM
CAPITAL GAIN       INCOME          TOTAL         RECEIVABLE      DIVIDEND       RELATED      CAPITAL GAIN
DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION (1)   INCOME (2)   DIVIDENDS (3)   DIVIDENDS (4)
------------   -------------   -------------   --------------   ----------   -------------   -------------
     0%            100%             100%             92%            92%            3%             100%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(4) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

     The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2008. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-005-0200

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ ------------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(a)       Audit        $246,200           $0               $0           $210,200            $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(b)       Audit-
          Related         $0              $0               $0              $0               $0              $0
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(c)       Tax Fees        $0              $0               $0              $0               $0              $0

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------
(d)       All             $0              $0               $0              $0               $0              $0
          Other
          Fees

--------- --------- --------------- ---------------- --------------- ---------------- --------------- ---------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------- ------------------------------------------------ -----------------------------------------------
                                         2008                                              2007
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(a)       Audit        $316,360           N/A             N/A           $353,110          N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(b)       Audit-
          Related        N/A              N/A             N/A             N/A             N/A             N/A
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(c)       Tax Fees       N/A              N/A             N/A             N/A             N/A             N/A

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees

--------- --------- --------------- ---------------- --------------- --------------- --------------- ---------------




(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%               0%

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%               0%

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%               0%

                  --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                  --------------------------- ---------------- ---------------
                                                   2008             2007
                  --------------------------- ---------------- ---------------
                  Audit-Related Fees                0%              N/A

                  --------------------------- ---------------- ---------------
                  Tax Fees                          0%              N/A

                  --------------------------- ---------------- ---------------
                  All Other Fees                    0%              N/A

                  --------------------------- ---------------- ---------------

(f)    Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2008 and 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.   EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        -----------------------
                                        Philip T. Masterson, President
Date:  December 28, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        ------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO
Date:  December 28, 2008


* Print the name and title of each signing officer under his or her signature.